Average Annual Total Returns	0 Months Ended
Jul. 01, 2011
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares
Average Annual Return:
1 Year	12.18%
5 Years	3.03%
10 Years	3.37%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	10.97%
5 Years	1.41%
10 Years	1.92%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.01%
5 Years	1.94%
10 Years	2.21%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class B Shares
Average Annual Return:
1 Year	13.25%
5 Years	3.18%
10 Years	3.20%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class C Shares
Average Annual Return:
1 Year	17.21%
5 Years	3.48%
10 Years	3.20%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class I Shares
Average Annual Return:
1 Year	19.50%
5 Years	4.56%
10 Years	4.25%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares
Average Annual Return:
1 Year	19.41%
5 Years	4.55%
10 Years	4.24%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.98%
5 Years	2.81%
10 Years	2.70%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	12.66%
5 Years	3.18%
10 Years	2.91%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares
Average Annual Return:
1 Year	7.61%
5 Years	(0.08%)
10 Years	1.88%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.41%
5 Years	(0.80%)
10 Years	1.14%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.18%
5 Years	(0.05%)
10 Years	1.45%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class B Shares
Average Annual Return:
1 Year	8.30%
5 Years	0.01%
10 Years	1.70%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class C Shares
Average Annual Return:
1 Year	12.30%
5 Years	0.34%
10 Years	1.71%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class I Shares
Average Annual Return:
1 Year	14.54%
5 Years	1.38%
10 Years	2.75%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class R Shares
Average Annual Return:
1 Year	13.87%
5 Years	0.86%
10 Years	2.36%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class W Shares
Average Annual Return:
1 Year	14.25%
5 Years	1.12%
10 Years	2.49%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares
Average Annual Return:
1 Year	14.68%
5 Years	1.42%
10 Years	2.78%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	14.40%
5 Years	0.65%
10 Years	1.97%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.87%
5 Years	1.22%
10 Years	2.20%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares
Average Annual Return:
1 Year	14.40%
5 Years	1.35%
10 Years	2.74%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	14.15%
5 Years	0.59%
10 Years	1.94%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.66%
5 Years	1.17%
10 Years	2.18%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares
Average Annual Return:
1 Year	15.82%
5 Years	2.27%
Life of Fund	7.59%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	15.62%
5 Years	1.57%
Life of Fund	6.65%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.51%
5 Years	1.84%
Life of Fund	6.38%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	22.93%
5 Years	3.48%
Life of Fund	8.29%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class B Shares
Average Annual Return:
1 Year	17.01%
5 Years	2.36%
Life of Fund	7.48%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class C Shares
Average Annual Return:
1 Year	21.02%
5 Years	2.71%
Life of Fund	7.48%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class I Shares
Average Annual Return:
1 Year	23.29%
5 Years	3.75%
Life of Fund	8.56%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class R Shares
Average Annual Return:
1 Year	22.60%
5 Years	3.22%
Life of Fund	8.14%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class W Shares
Average Annual Return:
1 Year	22.93%
5 Years	3.48%
Life of Fund	8.29%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.75%
5 Years	4.08%
Life of Fund	9.14%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares
Average Annual Return:
1 Year	23.19%
5 Years	3.74%
Life of Fund	8.56%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	22.92%
5 Years	2.98%
Life of Fund	7.54%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	15.37%
5 Years	3.10%
Life of Fund	7.22%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.75%
5 Years	4.08%
Life of Fund	9.14%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares
Average Annual Return:
1 Year	23.21%
5 Years	3.74%
Life of Fund	8.56%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	22.95%
5 Years	2.99%
Life of Fund	7.55%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	15.38%
5 Years	3.10%
Life of Fund	7.22%
Inception Date	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.75%
5 Years	4.08%
Life of Fund	9.14%
Inception Date	Nov. 20, 2001
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares
Average Annual Return:
1 Year	18.13%
5 Years	3.23%
Life of Fund	7.30%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	18.10%
5 Years	2.79%
Life of Fund	6.40%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.82%
5 Years	2.68%
Life of Fund	6.03%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class B Shares
Average Annual Return:
1 Year	19.36%
5 Years	3.30%
Life of Fund	7.22%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class C Shares
Average Annual Return:
1 Year	23.38%
5 Years	3.65%
Life of Fund	7.21%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class I Shares
Average Annual Return:
1 Year	25.77%
5 Years	4.70%
Life of Fund	8.31%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class R Shares
Average Annual Return:
1 Year	24.95%
5 Years	4.16%
Life of Fund	7.86%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
Life of Fund	6.56%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares
Average Annual Return:
1 Year	25.64%
5 Years	4.68%
Life of Fund	8.30%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	25.57%
5 Years	4.20%
Life of Fund	7.35%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	16.75%
5 Years	3.92%
Life of Fund	6.91%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
Life of Fund	6.56%
Inception Date	Apr. 30, 2002
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares
Average Annual Return:
1 Year	12.56%
5 Years	0.51%
10 Years	0.92%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	12.56%
5 Years	0.49%
10 Years	0.91%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.17%
5 Years	0.43%
10 Years	0.79%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class B Shares
Average Annual Return:
1 Year	13.53%
5 Years	0.55%
10 Years	0.76%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class C Shares
Average Annual Return:
1 Year	17.57%
5 Years	0.95%
10 Years	0.76%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class I Shares
Average Annual Return:
1 Year	19.78%
5 Years	1.97%
10 Years	1.77%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class R Shares
Average Annual Return:
1 Year	19.14%
5 Years	1.42%
10 Years	1.38%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class W Shares
Average Annual Return:
1 Year	19.44%
5 Years	1.71%
10 Years	1.52%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	19.74%
5 Years	1.96%
10 Years	1.77%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	19.73%
5 Years	1.91%
10 Years	1.74%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	12.84%
5 Years	1.67%
10 Years	1.51%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares
Average Annual Return:
1 Year	7.22%
5 Years	1.59%
10 Years	(0.01%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.15%
5 Years	1.25%
10 Years	(0.24%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.79%
5 Years	1.34%
10 Years	(0.05%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class B Shares
Average Annual Return:
1 Year	7.85%
5 Years	1.64%
10 Years	(0.20%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class C Shares
Average Annual Return:
1 Year	11.85%
5 Years	2.02%
10 Years	(0.20%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class I Shares
Average Annual Return:
1 Year	14.13%
5 Years	3.07%
10 Years	0.82%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class W Shares
Average Annual Return:
1 Year	13.68%
5 Years	2.78%
10 Years	0.57%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares
Average Annual Return:
1 Year	13.99%
5 Years	3.05%
10 Years	0.80%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	13.87%
5 Years	2.65%
10 Years	0.52%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.24%
5 Years	2.59%
10 Years	0.63%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares
Average Annual Return:
1 Year	11.70%
5 Years	1.45%
10 Years	1.55%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	11.70%
5 Years	1.41%
10 Years	1.53%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.61%
5 Years	1.24%
10 Years	1.33%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class B Shares
Average Annual Return:
1 Year	12.68%
5 Years	1.51%
10 Years	1.39%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class C Shares
Average Annual Return:
1 Year	16.62%
5 Years	1.89%
10 Years	1.39%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class I Shares
Average Annual Return:
1 Year	18.95%
5 Years	2.93%
10 Years	2.42%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares
Average Annual Return:
1 Year	18.85%
5 Years	2.92%
10 Years	2.41%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	18.82%
5 Years	2.85%
10 Years	2.38%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	12.29%
5 Years	2.49%
10 Years	2.08%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares
Average Annual Return:
1 Year	10.22%
5 Years	2.01%
10 Years	4.72%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	10.22%
5 Years	1.79%
10 Years	4.61%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.64%
5 Years	1.67%
10 Years	4.10%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class B Shares
Average Annual Return:
1 Year	11.03%
5 Years	2.09%
10 Years	4.56%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class C Shares
Average Annual Return:
1 Year	15.03%
5 Years	2.46%
10 Years	4.56%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class R Shares
Average Annual Return:
1 Year	16.59%
5 Years	2.97%
10 Years	5.21%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares
Average Annual Return:
1 Year	17.13%
5 Years	3.49%
10 Years	5.60%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.13%
5 Years	3.25%
10 Years	5.47%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.14%
5 Years	2.94%
10 Years	4.88%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares
Average Annual Return:
1 Year	20.19%
5 Years	2.31%
10 Years	1.29%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	20.19%
5 Years	0.59%
10 Years	0.27%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	13.12%
5 Years	1.51%
10 Years	0.86%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class B Shares
Average Annual Return:
1 Year	21.57%
5 Years	2.48%
10 Years	1.13%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class C Shares
Average Annual Return:
1 Year	25.53%
5 Years	2.75%
10 Years	1.13%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Average Annual Return:
1 Year	27.95%
5 Years	3.80%
10 Years	2.16%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	27.95%
5 Years	2.07%
10 Years	1.14%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	18.17%
5 Years	2.76%
10 Years	1.59%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares
Average Annual Return:
1 Year	13.01%
5 Years	1.38%
10 Years	1.40%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	12.81%
5 Years	0.54%
10 Years	0.22%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.72%
5 Years	0.88%
10 Years	0.67%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class I Shares
Average Annual Return:
1 Year	13.33%
5 Years	1.64%
10 Years	1.67%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class R Shares
Average Annual Return:
1 Year	12.76%
5 Years	1.11%
10 Years	1.27%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares
Average Annual Return:
1 Year	13.44%
5 Years	1.67%
10 Years	1.68%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	13.18%
5 Years	0.74%
10 Years	0.41%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.08%
5 Years	1.09%
10 Years	0.86%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares
Average Annual Return:
1 Year	13.32%
5 Years	1.64%
10 Years	1.66%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	13.08%
5 Years	0.72%
10 Years	0.40%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.98%
5 Years	1.07%
10 Years	0.85%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	14.62%
5 Years	1.92%
10 Years	0.97%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	14.36%
5 Years	1.64%
10 Years	0.65%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.83%
5 Years	1.60%
10 Years	0.70%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class B Shares
Average Annual Return:
1 Year	8.76%
5 Years	0.78%
10 Years	0.58%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	14.88%
5 Years	2.18%
10 Years	1.23%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	14.59%
5 Years	1.84%
10 Years	0.84%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.05%
5 Years	1.81%
10 Years	0.89%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	26.05%
5 Years	5.40%
10 Years	6.70%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	25.82%
5 Years	4.46%
10 Years	5.83%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	17.21%
5 Years	4.40%
10 Years	5.57%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class I Shares
Average Annual Return:
1 Year	26.45%
5 Years	5.68%
10 Years	6.98%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.64%
5 Years	5.73%
10 Years	7.16%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	26.44%
5 Years	5.67%
10 Years	6.98%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	26.16%
5 Years	4.69%
10 Years	6.05%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	17.52%
5 Years	4.63%
10 Years	5.79%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.64%
5 Years	5.73%
10 Years	7.16%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	25.71%
5 Years	4.34%
10 Years	7.15%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	25.46%
5 Years	3.06%
10 Years	6.27%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	17.01%
5 Years	3.42%
10 Years	6.05%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.31%
5 Years	4.64%
10 Years	7.66%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	26.06%
5 Years	4.60%
10 Years	7.44%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	25.77%
5 Years	3.26%
10 Years	6.48%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	17.29%
5 Years	3.62%
10 Years	6.25%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.31%
5 Years	4.64%
10 Years	7.66%